[ES Letterhead]

May 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Rule 497(j) Certification

Universal Life Separate Account Fortune VII of
Universal Life Insurance Company
(File Nos. 333-260538 and 811-23752)

Commissioners:

On behalf of the Universal Life Separate Account Fortune VII of Universal Life Insurance Company, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, we hereby certify that the form of the prospectus and statement of additional information dated May 1, 2025, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the above-referenced registration statement (post-effective amendment no. 3, filed on April 29, 2025). The text of the most recent amendment to the above-referenced registration statement has been filed electronically.

If you have any questions or comments, please contact the undersigned at (202) 220-8412 (ericsimanek@eversheds-sutherland.us) or Dodie Kent at (212) 389-5080 (dodiekent@eversheds-sutherland.us).

Sincerely,

/s/ Eric Simanek
Eric Simanek

cc:	Dodie Kent

Nancy Martinez Rivera

Jose C. Benitez Ulmer